Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000229208 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$51	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.98%	[1],[2]
Net Assets	$ 2,554,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 8,500,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229210 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$46	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[3]
Expense Ratio, Percent	0.88%	[3],[4]
Net Assets	$ 2,554,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 8,500,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229209 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 38	[5]
Expense Ratio, Percent	0.73%	[5],[6]
Net Assets	$ 2,554,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 8,500,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229213 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[7]
Expense Ratio, Percent	0.60%	[7],[8]
Net Assets	$ 1,159,000,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229211 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$37	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[9]
Expense Ratio, Percent	0.75%	[9],[10]
Net Assets	$ 1,159,000,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229212 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$42	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[11]
Expense Ratio, Percent	0.85%	[11],[12]
Net Assets	$ 1,159,000,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229215 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[13]
Expense Ratio, Percent	1.06%	[13],[14]
Net Assets	$ 175,000,000
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	570
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	14.8%
U.S. Government & Agency Obligations	14.2%
Semiconductors	12.6%
Internet	8.8%
Banks	4.9%
Pharmaceuticals	3.0%
Unaffiliated Investment Companies	2.9%
Software	2.4%
Computers	2.0%
Diversified Financial Services	1.7%
Telecommunications	1.7%
Mining	1.4%
Water	1.4%
Aerospace/Defense	1.4%
Health Care-Services	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000229214 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[15]
Expense Ratio, Percent	0.81%	[15],[16]
Net Assets	$ 175,000,000
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	570
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	14.8%
U.S. Government & Agency Obligations	14.2%
Semiconductors	12.6%
Internet	8.8%
Banks	4.9%
Pharmaceuticals	3.0%
Unaffiliated Investment Companies	2.9%
Software	2.4%
Computers	2.0%
Diversified Financial Services	1.7%
Telecommunications	1.7%
Mining	1.4%
Water	1.4%
Aerospace/Defense	1.4%
Health Care-Services	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.

[1]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[2]	Annualized
[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[4]	Annualized
[5]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[6]	Annualized
[7]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[8]	Annualized
[9]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[10]	Annualized
[11]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[12]	Annualized
[13]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[16]	Annualized